Other (loss)/income, net (Tables)	6 Months Ended
Sep. 30, 2025
Other Lossincome Net
Schedule of other income loss

	For the periods ended September 30,
	2024	2025
	RMB	RMB	US$
	(Unaudited)
Debt waived income (i)	–	490,581	68,912
Other (loss)/income	(15,631)	5,440	764
	(15,631)	496,021	69,676